SUPPLEMENT DATED JANUARY 3, 2025

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 31, 2024

AS AMENDED TO DATE

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar U.S. Equity Fund

Morningstar International Equity Fund

Morningstar Global Income Fund

Morningstar Total Return Bond Fund

Morningstar Municipal Bond Fund

Morningstar Defensive Bond Fund

Morningstar Multisector Bond Fund

Morningstar Global Opportunistic Equity Fund

Morningstar Alternatives Fund

(each a “Fund”, collectively the “Funds”)

This supplement provides additional information to the Funds’ Statement of Additional Information (“SAI”) dated August 31, 2024, as amended to date, and should be read in conjunction with such SAI.

1.	Portfolio Manager Changes to the Morningstar U.S. Equity Fund

I.

To reflect the addition of Thomas P. Crowley as Portfolio Manager of the Morningstar U.S. Equity Fund, the following information is added to the Massachusetts Financial Services Company, d/b/a MFS Investment Management (“MFS”) section of the table following the “The Funds’ Investment Team – Portfolio Managers – Other Accounts Managed by Portfolio Managers” heading in the SAI:

	Number of Other Accounts Managed and Assets (in $Billions) by Account Type			Number of Other Accounts and Amount of Assets (in $Billions) for Which Advisory Fee is Performance-Based, by Account Type
Firm and Portfolio Manager(s)	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts

MFS

Thomas P. Crowley (as of November 30, 2024)	0 $0.00	0 $0.00	0 $0.00	0 $0.00	0 $0.00	0 $0.00

II.

To reflect the addition of Erica Furfaro as Portfolio Manager of the Morningstar U.S. Equity Fund, the following information is added to the ClearBridge Investments, LLC (“ClearBridge”) section of the table following the “The Funds’ Investment Team – Portfolio Managers – Other Accounts Managed by Portfolio Managers” heading in the SAI:

	Number of Other Accounts Managed and Assets (in $Billions) by Account Type			Number of Other Accounts and Amount of Assets (in $Billions) for Which Advisory Fee is Performance-Based, by Account Type
Firm and Portfolio Manager(s)	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts

ClearBridge

Erica Furfaro (as of November 30, 2024)	0 $0.00	0 $0.00	0 $0.00	0 $0.00	0 $0.00	0 $0.00

III.

To reflect the addition of Jordan Latimer as Portfolio Manager of the Morningstar U.S. Equity Fund, the following information is added to the Westwood Management Corp. (“Westwood”) section of the table following the “The Funds’ Investment Team – Portfolio Managers – Other Accounts Managed by Portfolio Managers” heading in the SAI:

	Number of Other Accounts Managed and Assets (in $Billions) by Account Type			Number of Other Accounts and Amount of Assets (in $Billions) for Which Advisory Fee is Performance-Based, by Account Type
Firm and Portfolio Manager(s)	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts

Westwood

Jordan Latimer, CFA (as of October 31, 2024)	0 $0.00	0 $0.00	5 $0.0005	0 $0.00	0 $0.00	0 $0.00

IV.

Peter J. Bourbeau no longer serves as a portfolio manager to the portion of the Morningstar U.S. Equity Fund subadvised by ClearBridge. To reflect this change, all references to Peter J. Bourbeau as portfolio manager of the Fund are removed from the SAI.

2.	Trustee Ownership of Portfolio Shares in the Funds

The information in the Trustee Ownership of Portfolio Shares table under the “Trustees and Executive Officers - Trustee Ownership of Portfolio Shares” section in the SAI regarding Jennifer S. Choi’s holdings is revised as follows:

Name of Trustee	Dollar Range of Equity Securities Owned in the Funds Overseen by the Trustee		Aggregate Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies(1)

Jennifer S. Choi	Morningstar U.S. Equity Fund	$10,001-$50,000
	Morningstar International Equity Fund	$10,001-$50,000
	Morningstar Global Income Fund	$10,001-$50,000
	Morningstar Total Return Bond Fund	$10,001-$50,000
	Morningstar Municipal Bond Fund	$10,001-$50,000	Over $100,000
	Morningstar Defensive Bond Fund	$10,001-$50,000
	Morningstar Multisector Bond Fund	$10,001-$50,000
	Morningstar Global Opportunistic Equity Fund	$10,001-$50,000
	Morningstar Alternatives Fund	$10,001-$50,000

Please retain this supplement for future reference.

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